Redwood Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class A prospectus

Effective June 26, 2014, the Annual fund operating expenses table for Redwood Fund is revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	1.10
Distribution and service (Rule 12b-1) fees	0.30
Other expenses[1]	0.24
Total annual fund operating expenses	1.64

[1] "Other expenses" have been estimated for the first year of operations of the fund's Class A shares.

In addition, the Expenses table immediately following the first paragraph under the heading "Expense example" is replaced in its entirety with the following:

Expenses ($)	Class A
1 year	658
3 years	991
5 years	1,347
10 years	2,346

Redwood Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class I prospectus

Effective June 26, 2014, the Annual fund operating expenses table for Redwood Fund is revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	1.10
Other expenses[1]	0.23
Total annual fund operating expenses	1.33

[1] "Other expenses" have been estimated for the first year of operations of the fund's Class I shares.

In addition, the Expenses table immediately following the first paragraph under the heading "Expense example" is replaced in its entirety with the following:

Expenses ($)	Class I
1 year	135
3 years	421
5 years	729
10 years	1,601

Redwood Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class R6 prospectus

Effective June 26, 2014, the Annual fund operating expenses table for Redwood Fund is revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	1.10
Other expenses[1]	0.13
Total annual fund operating expenses	1.23
Contractual expense reimbursement [2]	-0.02
Total annual fund operating expenses after expense reimbursements	1.21

[1] "Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.

[2] The advisor has contractually agreed to waive and/or reimburse all transfer agency fees and service fees, as applicable, for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

In addition, the Expenses table immediately following the first paragraph under the heading "Expense example" is replaced in its entirety with the following:

Expenses ($)	Class R6
1 year	123
3 years	388
5 years	674
10 years	1,487